Stock Index Fund Investment Risks - Stock Index Fund	Dec. 31, 2025
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk The risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, political, economic or market developments, or other external factors, such as outbreaks of infectious illnesses or other widespread public health issues, outbreaks of war or sanctions in response to military incursions and natural disasters such as floods, droughts, fires, extreme storms, earthquakes or volcanic eruptions. In addition, markets are becoming increasingly susceptible to disruption events resulting from the use of new and emerging technologies, such as artificial intelligence, to engage in cyber-attacks or to take over the Web sites and/or social media accounts of companies, governmental entities or public officials, or to otherwise pose as or impersonate such, which then may be used to disseminate false or misleading information that can cause volatility in financial markets or for the securities of a particular company, group of companies, industry or other class of assets. During those periods of high volatility, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. These risks may be heightened for fixed income securities in low interest rate environments.
Investing in the United States Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in the United States Risk A decrease in imports or exports, changes in trade regulations, tariffs, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States are changing many aspects of financial, commercial, public health, environmental, and other regulation and may have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future. Although elevated debt levels do not necessarily indicate or cause economic problems, elevated public debt service costs may constrain future economic growth. The United States has developed increasingly strained relations with a number of foreign countries. If relations with certain countries deteriorate, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade. The United States has also experienced increased internal political instability. If these trends were to continue, it may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk Equity securities generally have greater price volatility than fixed-income securities. The market price of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting the issuer, equity securities markets generally, particular industries represented in those markets or the issuer itself, including poor management on the part of the stock's issuer, shrinking product demand and other business risks, such as rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence) impacting the issuer's competitive position, cybersecurity incidents, financial leverage and labor and supply shortages, among others.
Index Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index Fund Risk An index fund has operating and other expenses while an index does not. As a result, while a fund will attempt to track its underlying index as closely as possible, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
Index Related Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index-Related Risk There is no assurance that the index provider will compile the underlying index accurately, or that the underlying index will be determined, composed or calculated accurately. Gains, losses or costs associated with index provider errors will be borne by the Fund and its shareholders. Unusual market conditions may cause the index provider to postpone a scheduled rebalance, which could cause the underlying index to vary from its normal or expected composition. The postponement of a scheduled rebalance in a time of market volatility could mean that constituents that would otherwise be removed at rebalance due to changes in market capitalizations, issuer credit ratings, or other reasons may remain, causing the performance and constituents of the underlying index to vary from those expected under normal conditions.
Information Technology IT Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Information Technology (“IT”) Sector Risk IT companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the IT sector may face increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Companies in the software industry may be adversely affected by, among other things, the decline or fluctuation of subscription renewal rates for their products and services and actual or perceived vulnerabilities in their products or services.
Passive Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive Investment Risk Because BlackRock Fund Advisors (“BFA”) does not select the individual companies in the Index that the Master Portfolio tracks, the Master Portfolio may hold securities of companies that present risks that an investment adviser researching individual securities might otherwise seek to avoid.
Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking Error Risk The Master Portfolio is subject to the risk of “tracking error,” which is the divergence of the Master Portfolio's performance from that of the Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Master Portfolio’s portfolio and those included in the Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Master Portfolio that the Index does not incur; the Master Portfolio's holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Master Portfolio or distributions paid to Mater Portfolios shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Index from the Master Portfolio’s obligation, if any, for foreign withholding taxes; the requirements for the Master Portfolios to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; changes to the Index, such as during a rebalancing or reconstitution; and impacts to the Master Portfolio of complying with certain regulatory requirements or limits. A fund that tracks an index composed of a large number of securities or other assets may experience greater tracking error than a fund that tracks a more narrow index. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk The risk that an investment in derivatives will not perform as anticipated by the Fund’s manager, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.
Money Market Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Money Market Securities Risk The value of a money market instrument typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Money market funds are not designed to offer capital appreciation. Certain money market funds in which the Fund may invest may impose a fee upon the sale of shares which may adversely affect the Fund’s returns or liquidity.
Master Feeder Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Master/Feeder Structure Risk The Fund pursues its objective by investing substantially all of its assets in another pooled investment vehicle (the “Master Portfolio”). The ability of the Fund to meet its investment objective is directly related to the ability of the Master Portfolio to meet its investment objective. The Fund will bear its pro rata portion of the expenses incurred by the Master Portfolio. Substantial redemptions by other investors in the Master Portfolio may affect the Master Portfolio’s investment program adversely and limit the ability of the Master Portfolio to achieve its objective.
Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer Risk The Master Portfolio’s and the Fund’s performance depends on the performance of individual securities to which the Master Portfolio has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.
Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Companies Risk Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.
Operational and Technology Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Operational and Technology Risks The Master Portfolio is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Master Portfolio and its shareholders or may impair the Master Portfolio's operations. While the Master Portfolio service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Master Portfolio. Operational and technology risks for the issuers in which the Master Portfolio invests could also result in material adverse consequences for such issuers and may cause the Master Portfolio's investments in such issuers to lose value.
Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) to approximately the same extent that the underlying index concentrates in a particular industry. To the extent the Fund concentrates in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all investments, you may lose money by investing in the Fund.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk (Master Portfolio) To the extent that the Master Portfolio is classified as “non-diversified,” the Master Portfolio may invest a greater percentage of its assets in securities or other instruments representing a small number of issuers or counterparties, and thus, may be more susceptible to the risks associated with these particular issuers or counterparties. As a result, the Master Portfolio’s performance may depend to a greater extent on the performance of a small number of issuers or counterparties, which may lead to more volatility in the Master Portfolio’s net asset value and therefore may impact performance of the Fund.